Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 Noncurrent Liability USD ($)	Dec. 31, 2012 Noncurrent Liability CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Commitments and Contingencies [Line Items]
Investment commitments	50,500
Operating leases, total rental expenses				3,865	24,082	15,363	7,346
Accrual for unrecognized tax benefits and interest		$ 1,981	12,340